EQUITY	12 Months Ended
Dec. 31, 2018
EQUITY
EQUITY

NOTE 25

EQUITY

a)	Capital

As of December 31, 2018 and 2017 the Bank had 188,446,126,794 shares outstanding, all of which are subscribed for and paid in full, amounting to Ch$891,303 million, All shares have the same rights, and have no preferences or restrictions,

The activity with respect to shares during 2018, 2017 and 2016 was as follows:

	SHARES As of December 31,
	2018	2017	2016

Issued as of January 1	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares	-	-	-
Issuance of outstanding shares	-	-	-
Stock options exercised	-	-	-
Issued as of December 31,	188,446,126,794	188,446,126,794	188,446,126,794

As of December 31, 2018, 2017 and 2016 the Bank does not have any of its own shares in treasury, nor do any of the consolidated companies.

As of December 31, 2018 the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	26,486,000,071	26,486,000,071	14.05
Banks on behalf of third parties	15,451,106,985	-	15,451,106,985	8.20
Pension funds (AFP) on behalf of third parties	9,033,172,896	-	9,033,172,896	4.79
Stock brokers on behalf of third parties	4,773,558,507	-	4,773,558,507	2.53
Other minority holders	6,109,287,067	-	6,109,287,067	3.25
Total	161,960,126,723	26,486,000,071	188,446,126,974	100.00
(*) American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

As of December 31, 2017 the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	31,238,866,071	31,238,866,071	16.58
Banks on behalf of third parties	13,892,691,988	-	13,892,691,988	7.37
Pension funds (AFP) on behalf of third parties	6,896,552,755	-	6,896,552,755	3.66
Stock brokers on behalf of third parties	3,762,310,365	-	3,762,310,365	2.00
Other minority holders	6,062,704,347	-	6,062,704,347	3.21
Total	157,207,260,723	31,238,866,071	188,446,126,794	100.00
(*) American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

As of December 31, 2016 the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	34,800,933,671	34,800,933,671	18.47
Banks on behalf of third parties	12,257,100,312	-	12,257,100,312	6.50
Pension funds (AFP) on behalf of third parties	6,990,857,997	-	6,990,857,997	3.71
Stock brokers on behalf of third parties	3,071,882,351	-	3,071,882,351	1.63
Other minority holders	4,732,351,195	-	4,732,351,195	2.51
Total	153,645,193,123	34,800,933,671	188,446,126,794	100.00
(*) American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

b)	Reserves

In April 2018, due to the Shareholders’ Meeting, the Bank agreed to capitalized 25% of retained earnings from 2017 as reserves; which equals Ch$ 141,204 million (Ch$ 141,706 million in 2017).

c)	Dividends

The distribution of dividends is detailed in the Consolidated Statements of Changes in Equity.

d)	As of December 31, 2018, 2017 and 2016 the basic and diluted earnings per share were as follows:

	As of December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

a) Basic earnings per share
Total attributable to the shareholders of the Bank	595,333	562,801	476,067
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	3.159	2.987	2.526

b) Diluted earnings per share
Total attributable to the shareholders of the Bank	595,333	562,801	476,067
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	3.159	2.987	2.526

As of December 31, 2018, 2017 and 2016 the Bank does not own instruments with dilutive effects.

e)	Other comprehensive income from available for sale investments and cash flow hedges:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

Debt instruments at FVOCI
As of January 1,	1,855	-	-
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	6,328	-	-
Recycling from other comprehensive income to income for the year	(1,502)	-	-
Available for sale investments
As of January 1,	-	7,375	(7,093)
Gain (losses) on the re-measurement of available for sale investments, before tax	-	(10,384)	2,267
Recycling from other comprehensive income to income for the year	-	4,864	12,201
Subtotals	4,826	(5,520)	14,468
Total	6,681	1,855	7,375

Cash flow hedges
As of January 1,	(3,562)	2,288	8,626
Gains (losses) on the re-measurement of cash flow hedges, before tax	14,048	(5,850)	(6,261)
Recycling adjustments on cash flow hedges, before tax	(683)	-	(77)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	-	-	-
Subtotals	13,365	(5,850)	(6,338)
Total	9,803	(3,562)	2,288

Other comprehensive income, before taxes	16,484	(1,707)	9,663

Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	(1,810)	-	-
Income tax relating to available for sale investments	-	(473)	(1,770)
Income tax relating to cash flow hedges	(2,646)	908	(549)
Total	(4,456)	435	(2,319)

Other comprehensive income, net of tax	12,028	(1,272)	7,344
Attributable to:
Shareholders of the Bank	11,072	(2,312)	6,640
Non-controlling interest	956	1,040	704

The Bank expects that the results included in “Other comprehensive income” will be reclassified to profit or loss when the specific conditions have been met.